Financial instruments - Schedule of financial assets and liabilities measured at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Valuation techniques based on observable market input (Level 2)
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 682	£ 480	£ 381
Derivative liabilities	(552)	(456)	(237)
Financial assets/(liabilities)	130	24	144
Valuation techniques based on unobservable market input (Level 3)
Disclosure of detailed information about financial instruments [line items]
Financial assets/(liabilities)	(403)	(403)	(316)
Financial assets - other	172	184	167
Financial liabilities - other	£ (575)	£ (587)	£ (483)